Sep-18-03 04:01pm From- T-016 P.002/002 F-273

Manager
Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

NYSE

03027988

1-11314

RECD S.E.C.
SEP 18 2003

September 18, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
SEP 23 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, LTC PROPERTIES, INC., 8.5% Series E Cumulative Convertible Preferred Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 18, 2003. Tentative listing date – September 19, 2003.

Sincerely,

Jarad Madho